Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Crude oil	$ 3,628	$ 3,151
Oil products	2,679	2,302
Intermediate products	625	577
Natural gas and Liquefied Natural Gas (LNG)	158	112
Biofuels	35	29
Fertilizers	29	10
Total products	7,154	6,181
Materials, supplies and others	2,564	2,029
Total	$ 9,718	$ 8,210